Franklin Municipal Securities Trust
Statement of Investments, August 31, 2019 (unaudited)
Franklin California High Yield Municipal Fund
	Principal Amount	Value
Municipal Bonds 92.9%
California 89.7%
ABAG Finance Authority for Nonprofit Corporations Revenue, Episcopal Senior Communities, Refunding, 6.125%, 7/01/41	$7,500,000	$8,092,275
Alameda Special Tax, CFD No. 13-1, Alameda Landing Public Improvements, 5.00%, 9/01/46	1,400,000	1,583,162
Artesia RDA Tax Allocation,
Artesia Redevelopment Project Area, 5.50%, 6/01/42	6,355,000	6,362,435
Artesia Redevelopment Project Area, 5.70%, 6/01/42	2,755,000	2,758,719
Housing Set-Aside, Artesia Redevelopment Project Area, 7.70%, 6/01/46	3,115,000	3,126,525
Azusa Special Tax,
CFD No. 2005-1, Rosedale, Improvement Area No. 1, 5.00%, 9/01/27	1,925,000	1,925,000
CFD No. 2005-1, Rosedale, Improvement Area No. 1, 5.00%, 9/01/37	1,580,000	1,580,000
Baldwin Park USD, GO, Los Angeles County, Capital Appreciation, Election of 2006, Refunding, BAM Insured, zero cpn., 8/01/42	10,000,000	2,590,400
Bay Area Toll Authority Toll Bridge Revenue, San Francisco Bay Area, Subordinate, Series S-4, Pre-Refunded, 5.25%, 4/01/53	15,000,000	17,330,550
Beaumont Special Tax,
CFD No. 2016-1, Fairway Canyon, 5.00%, 9/01/44	300,000	348,150
CFD No. 2016-1, Fairway Canyon, 5.00%, 9/01/49	400,000	462,040
Beaumont USD, GO, Riverside County, Election of 2008, Series C, AGMC Insured, Pre-Refunded, 6.00%, 8/01/41	1,925,000	2,114,574
Buena Park Community RDA Tax Allocation, Consolidated Redevelopment Project, Series A, 6.25%, 9/01/35	5,000,000	5,018,800
California Community Housing Agency Essential Housing Revenue, Verdant at Green Valley Project, Series A, 5.00%, 8/01/49	8,000,000	9,083,280
California Community Housing Agency Workforce Housing Revenue, Annadel Apartments, Series A, 5.00%, 4/01/49	25,500,000	28,676,535
California County Tobacco Securitization Agency Tobacco Settlement Revenue, Asset-Backed, Los Angeles County Securitization Corp., 5.70%, 6/01/46	3,000,000	3,018,120
California Health Facilities Financing Authority Revenue,
Adventist Health System/West, Refunding, Series A, 4.00%, 3/01/39	9,000,000	9,808,560
California-Nevada Methodist Homes, Refunding, California Mortgage Insured, 5.00%, 7/01/45	4,500,000	5,246,325
Children’s Hospital Los Angeles, Refunding, Series A, 4.00%, 8/15/49	3,375,000	3,702,982
El Camino Hospital, 4.00%, 2/01/42	6,500,000	7,135,505
El Camino Hospital, 5.00%, 2/01/42	5,000,000	6,015,250
Kaiser Permanente, Refunding, Series A, Subseries A-2, 4.00%, 11/01/38	5,000,000	5,716,150
Kaiser Permanente, Series A, Subseries A-2, 4.00%, 11/01/51	25,000,000	27,851,250
Lucile Salter Packard Children’s Hospital at Stanford, Series A, 5.00%, 8/15/43	7,160,000	8,192,186
Sutter Health, Refunding, Series B, 5.00%, 11/15/46	26,925,000	32,535,631
California Infrastructure and Economic Development Bank Revenue, Goodwill Industries of Sacramento Valley and Northern Nevada Project, Series A, 5.00%, 1/01/47	10,360,000	10,416,669
California Municipal Finance Authority Education Revenue,
American Heritage Education Foundation Project, Refunding, Series A, 5.00%, 6/01/36	1,000,000	1,167,050
American Heritage Education Foundation Project, Refunding, Series A, 5.00%, 6/01/46	1,750,000	2,015,038
California Municipal Finance Authority Mobile Home Park Revenue,
Caritas Affordable Housing Inc. Projects, Senior, Series A, 5.00%, 8/15/30	1,000,000	1,145,200
Caritas Affordable Housing Inc. Projects, Senior, Series A, 5.25%, 8/15/39	1,200,000	1,367,040
Caritas Affordable Housing Inc. Projects, Senior, Series A, 5.25%, 8/15/49	3,500,000	3,938,305
Windsor Mobile Country Club, Refunding, Series A, 4.00%, 11/15/48	800,000	873,528
Windsor Mobile Country Club, Series A, Pre-Refunded, 5.625%, 11/15/33	1,000,000	1,192,350
Quarterly Statement of Investments  |  See Notes to Statements of Investments.  |  0

Franklin Municipal Securities Trust
Statement of Investments (unaudited)
Franklin California High Yield Municipal Fund (continued)
	Principal Amount	Value
Municipal Bonds (continued)
California (continued)
California Municipal Finance Authority Mobile Home Park Revenue, (continued)
Windsor Mobile Country Club, Series A, Pre-Refunded, 6.00%, 11/15/48	$4,000,000	$4,831,000
California Municipal Finance Authority Revenue,
Humangood Obligated Group, Refunding, Series A, 5.00%, 10/01/44	4,800,000	5,693,808
Kern Regional Center Project, Refunding, Series A, 5.00%, 5/01/49	3,895,000	4,725,336
California PFA Educational Facilities Revenue,
Trinity Classical Academy Project, Series A, 5.00%, 7/01/36	525,000	571,384
Trinity Classical Academy Project, Series A, 5.00%, 7/01/44	460,000	490,875
California PFA Educational Faclities Revenue, Trinity Classical Academy Project, Series A, 5.00%, 7/01/54	1,000,000	1,058,840
California PFAR,
Henry Mayo Newhall Hospital, Refunding, 5.00%, 10/15/37	1,100,000	1,276,847
Henry Mayo Newhall Hospital, Refunding, 5.00%, 10/15/47	5,000,000	5,724,600
University Housing, NCCD Claremont Properties LLC, Claremont Colleges Project, Series A, 5.00%, 7/01/27	1,125,000	1,219,185
University Housing, NCCD Claremont Properties LLC, Claremont Colleges Project, Series A, 5.00%, 7/01/32	3,305,000	3,633,814
University Housing, NCCD Claremont Properties LLC, Claremont Colleges Project, Series A, 5.00%, 7/01/37	1,325,000	1,437,970
University Housing, NCCD Claremont Properties LLC, Claremont Colleges Project, Series A, 5.00%, 7/01/47	4,915,000	5,248,581
California School Finance Authority Charter School Revenue,
Aspire Public Schools-Obligated Group, Refunding, 5.00%, 8/01/46	2,500,000	2,817,175
Aspire Public Schools-Obligated Group, Refunding, Series B, 5.00%, 8/01/35	1,000,000	1,142,500
Aspire Public Schools-Obligated Group, Refunding, Series B, 5.00%, 8/01/45	1,100,000	1,240,294
Classical Academies Project, Refunding, Series A, 5.00%, 10/01/37	1,485,000	1,693,123
Classical Academies Project, Refunding, Series A, 5.00%, 10/01/44	5,610,000	6,306,313
Ednovate-Obligated Group, 5.00%, 6/01/48	1,000,000	1,085,360
Ednovate-Obligated Group, 5.00%, 6/01/56	1,710,000	1,844,030
Larchmont Charter School Project, Series A, 5.00%, 6/01/55	2,050,000	2,224,988
Rocketship Education-Obligated Group, Series A, 5.00%, 6/01/34	750,000	819,338
Rocketship Education-Obligated Group, Series A, 5.125%, 6/01/47	845,000	917,797
Rocketship Education-Obligated Group, Series A, 5.25%, 6/01/52	980,000	1,065,574
Rocketship Public Schools-Obligated Group, Series G, 5.00%, 6/01/30	315,000	351,534
Rocketship Public Schools-Obligated Group, Series G, 5.00%, 6/01/37	360,000	395,302
Rocketship Public Schools-Obligated Group, Series G, 5.00%, 6/01/47	1,720,000	1,872,856
Summit Public Schools-Obligated Group, 5.00%, 6/01/47	1,500,000	1,753,515
California School Finance Authority Educational Facility Revenue,
River Springs Charter School, Series A, 5.00%, 7/01/30	2,000,000	2,286,040
River Springs Charter School, Series A, 5.00%, 7/01/37	2,000,000	2,234,160
River Springs Charter School, Series A, 5.00%, 7/01/47	1,975,000	2,170,486
River Springs Charter School, Series A, 5.00%, 7/01/52	1,340,000	1,467,836
California School Finance Authority School Facility Revenue,
Alliance for College-Ready Public Schools Projects, Series C, 5.00%, 7/01/46	10,000,000	11,373,600
Green Dot Public Schools California Projects, Series A, 5.00%, 8/01/35	2,525,000	2,901,301
Green Dot Public Schools California Projects, Series A, 5.00%, 8/01/38	1,000,000	1,204,420
Green Dot Public Schools California Projects, Series A, 5.00%, 8/01/45	3,500,000	3,960,705
Green Dot Public Schools California Projects, Series A, 5.00%, 8/01/48	1,750,000	2,080,820
  |  1

Franklin Municipal Securities Trust
Statement of Investments (unaudited)
Franklin California High Yield Municipal Fund (continued)
	Principal Amount	Value
Municipal Bonds (continued)
California (continued)
California School Finance Authority School Facility Revenue, (continued)
Kipp LA Projects, Series A, 5.00%, 7/01/35	$1,200,000	$1,385,196
Kipp LA Projects, Series A, 5.00%, 7/01/45	1,675,000	1,901,443
Kipp LA Projects, Series A, 5.00%, 7/01/47	1,500,000	1,762,815
Kipp Social Projects, Series A, 5.00%, 7/01/39	1,000,000	1,234,880
Kipp Social Projects, Series A, 5.00%, 7/01/49	1,000,000	1,213,230
Kipp Social Projects, Series A, 5.00%, 7/01/54	2,150,000	2,587,439
California State Community College Financing Authority College Housing Revenue,
NCCD - Orange Coast Properties LLC - Orange Coast College Project, 5.25%, 5/01/43	3,200,000	3,844,384
NCCD - Orange Coast Properties LLC - Orange Coast College Project, 5.25%, 5/01/48	4,500,000	5,379,255
California State Educational Facilities Authority Revenue,
Art Center College of Design, Refunding, Series A, 5.00%, 12/01/44	5,000,000	6,094,050
Art Center College of Design, Refunding, Series A, 5.00%, 12/01/48	5,000,000	6,065,200
Chapman University, 5.00%, 4/01/40	5,000,000	5,880,550
Loma Linda University, Refunding, Series A, 5.00%, 4/01/42	8,500,000	10,153,930
Stanford University, Series V-1, 5.00%, 5/01/49	10,000,000	15,923,700
University of the Pacific, Refunding, 5.00%, 11/01/36	3,000,000	3,600,540
University of San Francisco, Pre-Refunded, 6.125%, 10/01/36	980,000	1,085,232
University of San Francisco, Refunding, 6.125%, 10/01/36	1,020,000	1,130,650
California State GO,
Various Purpose, 6.00%, 11/01/39	13,000,000	13,103,220
Various Purpose, Refunding, 5.00%, 3/01/45	3,900,000	4,577,469
California State Infrastructure and Economic Development Bank National Charter Revenue,
Equitable School Revolving Fund, Series B, 5.00%, 11/01/39	300,000	376,278
Equitable School Revolving Fund, Series B, 5.00%, 11/01/44	350,000	434,480
Equitable School Revolving Fund, Series B, 5.00%, 11/01/49	350,000	431,568
California State Muni Finance Authority Senior Living Revenue, MT San Antonio Gardens Project, Refunding, 5.00%, 11/15/39	1,100,000	1,321,023
California State Municipal Finance Authority Senior Living Revenue, MT San Antonio Gardens Project, Refunding, 5.00%, 11/15/49	2,050,000	2,426,626
California State Municipal Finance Authority Charter School Lease Revenue,
Santa Rosa Academy Project, 5.125%, 7/01/35	450,000	498,708
Santa Rosa Academy Project, 5.375%, 7/01/45	1,400,000	1,553,524
California State Municipal Finance Authority Charter School Revenue,
King/Chavez Academy of Excellence Project, Refunding and Improvement, Series A, 5.00%, 5/01/36	2,675,000	2,976,847
King/Chavez Academy of Excellence Project, Refunding and Improvement, Series A, 5.00%, 5/01/46	2,775,000	3,040,900
The Palmdale Aerospace Academy Project, Series A, 3.875%, 7/01/28	1,400,000	1,485,778
The Palmdale Aerospace Academy Project, Series A, 5.00%, 7/01/31	1,000,000	1,137,770
The Palmdale Aerospace Academy Project, Series A, 5.00%, 7/01/36	2,750,000	3,081,650
The Palmdale Aerospace Academy Project, Series A, 5.00%, 7/01/38	1,100,000	1,259,522
The Palmdale Aerospace Academy Project, Series A, 5.00%, 7/01/41	1,750,000	1,940,558
The Palmdale Aerospace Academy Project, Series A, 5.00%, 7/01/46	1,670,000	1,844,298
The Palmdale Aerospace Academy Project, Series A, 5.00%, 7/01/49	1,800,000	2,031,084
California State Municipal Finance Authority Revenue,
Biola University, Refunding, 5.00%, 10/01/36	1,100,000	1,331,935
Biola University, Refunding, 5.00%, 10/01/39	1,000,000	1,201,890
California Baptist University, Series A, 5.00%, 11/01/36	2,500,000	2,916,150
  |  2

Franklin Municipal Securities Trust
Statement of Investments (unaudited)
Franklin California High Yield Municipal Fund (continued)
	Principal Amount	Value
Municipal Bonds (continued)
California (continued)
California State Municipal Finance Authority Revenue, (continued)
California Baptist University, Series A, 5.375%, 11/01/40	$5,000,000	$5,824,900
California Baptist University, Series A, 5.50%, 11/01/45	10,000,000	11,658,600
Community Medical Centers, Refunding, Series A, 5.00%, 2/01/40	5,000,000	5,811,950
Community Medical Centers, Refunding, Series A, 4.00%, 2/01/42	10,000,000	11,013,200
The Creative Center of Los Altos Project Pinewood and Oakwood School, Refunding, Series B, 4.00%, 11/01/36	1,395,000	1,456,757
The Creative Center of Los Altos Project Pinewood and Oakwood School, Refunding, Series B, 4.50%, 11/01/46	1,600,000	1,692,160
Eisenhower Medical Center, Refunding, Series A, 5.00%, 7/01/37	2,625,000	3,136,954
Harbor Regional Center Project, Pre-Refunded, 8.50%, 11/01/39	5,000,000	5,058,700
Harbor Regional Center Project, Refunding, 5.00%, 11/01/32	3,020,000	3,596,065
Harbor Regional Center Project, Refunding, 5.00%, 11/01/39	6,525,000	7,615,001
Inland Regional Center Project, Refunding, 5.00%, 6/15/37	9,965,000	11,604,442
LINXS APM Project, senior lien, Series A, 4.00%, 12/31/47	20,000,000	22,000,000
NorthBay Healthcare Group, 5.00%, 11/01/35	1,100,000	1,239,205
NorthBay Healthcare Group, 5.00%, 11/01/44	1,050,000	1,168,734
NorthBay Healthcare Group, Series A, 5.25%, 11/01/47	3,000,000	3,496,080
South Central Los Angeles Regional Center Project, 5.50%, 12/01/33	3,115,000	3,582,406
South Central Los Angeles Regional Center Project, 5.75%, 12/01/43	7,000,000	8,057,420
Town and Country Manor, Refunding, California Mortgage Insured, 5.00%, 7/01/39	1,000,000	1,274,220
Town and Country Manor, Refunding, California Mortgage Insured, 5.00%, 7/01/49	2,650,000	3,314,461
University of La Verne, Refunding, Series A, 5.00%, 6/01/43	5,000,000	6,016,900
California State Municipal Finance Authority Student Housing Revenue,
Bowles Hall Foundation, Series A, 5.00%, 6/01/35	600,000	689,370
Bowles Hall Foundation, Series A, 5.00%, 6/01/50	3,250,000	3,666,227
CHF-Davis I LLC - West Village Student Housing Project, 5.00%, 5/15/48	5,000,000	6,028,500
CHF-Riverside II LLC-UCR North District Phase 1 Student Housing Project, 5.00%, 5/15/49	3,925,000	4,806,437
CHF-Davis I LLC-UCR North District Phase 1 Student Housing Project, 5.00%, 5/15/52	3,925,000	4,797,645
CHF-Riverside I LLC - UCR Dundee-Glasgow Student Housing Project, 5.00%, 5/15/43	1,500,000	1,816,740
California State PCFA Solid Waste Disposal Revenue,
CalPlant I Project, Green Bonds, 7.00%, 7/01/22	3,500,000	3,607,975
CalPlant I Project, Green Bonds, 7.50%, 7/01/32	13,000,000	13,617,890
CalPlant I Project, Green Bonds, 8.00%, 7/01/39	6,500,000	7,118,930
California State Public Works Board Lease Revenue,
Department of Corrections and Rehabilitation, California State Prison Los Angeles, Various Buildings, Series C, 5.75%, 10/01/31	4,640,000	5,080,197
Various Capital Projects, Series A, 5.125%, 10/01/31	3,605,000	3,900,898
California State University Revenue, Systemwide, Refunding, Series A, 5.00%, 11/01/47	14,980,000	17,767,778
California Statewide CDA Hospital Revenue, Methodist Hospital of Southern California, Refunding, 5.00%, 1/01/48	5,000,000	5,939,400
California Statewide CDA College Housing Revenue,
NCCD-Hooper Street LLC-California College of the Arts Project, 5.25%, 7/01/39	2,550,000	3,004,078
NCCD-Hooper Street LLC-California College of the Arts Project, 5.25%, 7/01/49	3,375,000	3,917,126
NCCD-Hooper Street LLC-California College of the Arts Project, 5.25%, 7/01/52	1,535,000	1,774,598
  |  3

Franklin Municipal Securities Trust
Statement of Investments (unaudited)
Franklin California High Yield Municipal Fund (continued)
	Principal Amount	Value
Municipal Bonds (continued)
California (continued)
California Statewide CDA Revenue,
Aldersly, Refunding, Series A, 5.00%, 5/15/32	$750,000	$867,675
Aldersly, Refunding, Series A, 5.00%, 5/15/40	1,010,000	1,150,087
American Baptist Homes of the West, Refunding, 6.25%, 10/01/39	5,000,000	5,019,750
Bentley School, Refunding, Series A, 7.00%, 7/01/40	8,675,000	9,092,181
California Baptist University, Refunding, Series A, 5.00%, 11/01/32	1,135,000	1,362,670
California Baptist University, Refunding, Series A, 5.00%, 11/01/41	1,875,000	2,196,300
California Baptist University, Series A, 5.125%, 11/01/23	715,000	764,685
California Baptist University, Series A, 6.125%, 11/01/33	1,565,000	1,831,551
California Baptist University, Series A, 6.375%, 11/01/43	4,035,000	4,706,020
California Baptist University, Series A, Pre-Refunded, 7.25%, 11/01/31	1,250,000	1,418,113
California Baptist University, Series A, Pre-Refunded, 7.50%, 11/01/41	2,750,000	3,134,505
Covenant Retirement Communities Inc., Series C, 5.625%, 12/01/36	8,000,000	9,304,560
Enloe Medical Center, Refunding, California Mortgage Insured, 5.00%, 8/15/38	6,000,000	7,153,740
Eskaton Properties Inc. Obligated Group, Refunding, 5.25%, 11/15/34	4,350,000	4,755,898
Huntington Memorial Hospital, 5.00%, 7/01/43	1,000,000	1,219,200
Huntington Memorial Hospital, 4.00%, 7/01/48	6,000,000	6,546,420
Huntington Memorial Hospital, Refunding, Series B, 5.00%, 7/01/44	4,450,000	5,073,178
Insured Senior Living Health Facility, Los Angeles Jewish Home for the Aging, Fountainview at Gonda, Series A, California Mortgage Insured, 5.00%, 8/01/44	2,450,000	2,747,724
Lancer Educational Student Housing Project, Refunding, Series A, 5.00%, 6/01/34	375,000	450,210
Lancer Educational Student Housing Project, Refunding, Series A, 5.00%, 6/01/46	10,735,000	12,043,167
Lancer Educational Student Housing Project, Series A, 5.00%, 6/01/39	475,000	560,875
Lancer Educational Student Housing Project, Series A, 5.00%, 6/01/51	1,450,000	1,688,003
Loma Linda University Medical Center, Refunding, Series A, 5.25%, 12/01/44	8,550,000	9,616,869
Loma Linda University Medical Center, Series A, 5.00%, 12/01/36	9,255,000	10,644,916
Loma Linda University Medical Center, Series A, 5.00%, 12/01/41	1,245,000	1,414,656
Loma Linda University Medical Center, Series A, 5.25%, 12/01/56	6,500,000	7,433,400
Loma Linda University Medical Center, Series A, 5.50%, 12/01/58	27,660,000	32,988,699
Marin General Hospital, Green Bonds, Series A, 4.00%, 8/01/45	1,500,000	1,574,505
Statewide Community Infrastructure Program, Emerson Ranch Project, 5.00%, 9/02/35	2,000,000	2,303,300
Statewide Community Infrastructure Program, Emerson Ranch Project, 5.00%, 9/02/45	3,810,000	4,322,788
Statewide Community Infrastructure Program, Pacific Highlands Ranch, 5.00%, 9/02/39	700,000	858,081
Statewide Community Infrastructure Program, Pacific Highlands Ranch, 5.00%, 9/02/49	1,000,000	1,206,250
Statewide Community Infrastructure Program, Refunding, Series R1, 5.00%, 9/02/40	2,350,000	2,535,157
Statewide Community Infrastructure Program, Series A, 4.00%, 9/02/27	2,205,000	2,289,826
Statewide Community Infrastructure Program, Series A, 5.00%, 9/02/36	1,035,000	1,164,033
Statewide Community Infrastructure Program, Series A, 5.00%, 9/02/37	1,975,000	2,187,293
Statewide Community Infrastructure Program, Series A, 5.00%, 9/02/38	2,150,000	2,574,281
Statewide Community Infrastructure Program, Series A, 5.00%, 9/02/39	1,700,000	2,032,265
Statewide Community Infrastructure Program, Series A, 5.00%, 9/02/44	1,000,000	1,185,840
Statewide Community Infrastructure Program, Series A, 5.00%, 9/02/45	2,255,000	2,518,046
Statewide Community Infrastructure Program, Series A, 5.00%, 9/02/46	2,460,000	2,700,982
Statewide Community Infrastructure Program, Series A, 5.00%, 9/02/47	3,750,000	4,435,725
Statewide Community Infrastructure Program, Series A, 5.00%, 9/02/48	1,000,000	1,184,890
[a] Statewide Community Infrastructure Program, Series B, 5.00%, 9/02/34	2,000,000	2,410,020
Statewide Community Infrastructure Program, Series B, 5.00%, 9/02/37	3,480,000	4,016,894
  |  4

Franklin Municipal Securities Trust
Statement of Investments (unaudited)
Franklin California High Yield Municipal Fund (continued)
	Principal Amount	Value
Municipal Bonds (continued)
California (continued)
California Statewide CDA Revenue, (continued)
Statewide Community Infrastructure Program, Series B, 5.00%, 9/02/38	$3,000,000	$3,551,820
[a] Statewide Community Infrastructure Program, Series B, 5.00%, 9/02/39	1,060,000	1,259,969
Statewide Community Infrastructure Program, Series B, 5.00%, 9/02/43	5,095,000	5,986,115
[a] Statewide Community Infrastructure Program, Series B, 5.00%, 9/02/44	1,205,000	1,416,333
Statewide Community Infrastructure Program, Series B, 5.00%, 9/02/47	2,710,000	3,084,468
Statewide Community Infrastructure Program, Series B, 5.00%, 9/02/48	5,000,000	5,849,600
[a] Statewide Community Infrastructure Program, Series B, 5.00%, 9/02/49	1,750,000	2,048,690
Statewide Community Infrastructure Program, Series C, 5.00%, 9/02/37	5,135,000	5,840,652
Statewide Community Infrastructure Program, Series C, 5.00%, 9/02/38	6,000,000	7,103,640
Statewide Community Infrastructure Program, Series C, 5.00%, 9/02/47	1,785,000	2,018,121
Statewide Community Infrastructure Program, Series C, 5.00%, 9/02/48	6,605,000	7,727,322
California Statewide CDA Special Tax Revenue,
CFD No. 2015-01, Improvement Area No. 1, University District, Refunding, Series A, 5.00%, 9/01/36	1,000,000	1,149,110
CFD No. 2015-01, Improvement Area No. 1, University District, Refunding, Series A, 5.00%, 9/01/45	1,500,000	1,701,975
CFD No. 2015-01, Improvement Area No. 2, University District, 5.00%, 9/01/27	900,000	1,029,573
CFD No. 2015-01, Improvement Area No. 2, University District, 5.00%, 9/01/37	1,225,000	1,459,379
CFD No. 2015-01, Improvement Area No. 2, University District, 5.00%, 9/01/47	2,000,000	2,345,480
CFD No. 2016-02, Delta Coves, Series A, 5.00%, 9/01/46	11,125,000	11,804,626
CFD No. 2018-03, Uptown Newport, 5.00%, 9/01/39	1,750,000	2,039,030
CFD No. 2018-03, Uptown Newport, 5.00%, 9/01/48	2,000,000	2,306,380
California Statewide CDA Student Housing Revenue,
University of California, Irvine East Campus Apartments, CHF-Irvine LLC, Refunding, 5.00%, 5/15/40	1,500,000	1,768,200
University of California, Irvine East Campus Apartments, Phase IV-A, CHF-Irvine LLC, Series A, 5.00%, 5/15/42	710,000	852,249
Capistrano USD, CFD No. 2005-1 Special Tax, 5.50%, 9/01/43	4,955,000	5,506,392
Carson RDA, Tax Allocation Housing, Series A, 5.25%, 10/01/36	1,965,000	2,051,401
Casitas Municipal Water District Special Tax,
CFD No. 2013-1, Ojai, Series B, BAM Insured, 5.00%, 9/01/42	8,000,000	9,740,000
CFD No. 2013-1, Ojai, Series B, BAM Insured, 5.25%, 9/01/47	5,000,000	6,227,700
Centinela Valley UHSD,
GO, Los Angeles County, Capital Appreciation, Election of 2010, Refunding, Series B, AGMC Insured, zero cpn., 8/01/45	42,000,000	10,418,100
GO, Los Angeles County, Election of 2008, Series C, 5.00%, 8/01/35	4,195,000	4,935,376
Ceres USD,
GO, Stanislaus County, Capital Appreciation, Election of 2008, Series A, Pre-Refunded, zero cpn., 8/01/39	6,450,000	1,637,333
GO, Stanislaus County, Capital Appreciation, Election of 2008, Series A, Pre-Refunded, zero cpn., 8/01/40	6,730,000	1,589,424
Chino CFD No. 2003-3 Special Tax, Improvement Area No. 6, 5.00%, 9/01/45	1,665,000	1,889,609
Chino CFD No. 2016-2 Special Tax, 5.00%, 9/01/42	1,535,000	1,752,218
Chula Vista CFD Special Tax No. 16-I,
Improvement Area No. 1, 5.00%, 9/01/43	1,000,000	1,162,150
Improvement Area No. 1, 5.00%, 9/01/48	1,185,000	1,372,574
City of Fullerton Special Assessment,
CFD No. 2, Amerige Heights, 5.00%, 9/01/34	1,075,000	1,174,352
CFD No. 2, Amerige Heights, 5.00%, 9/01/44	2,450,000	2,653,178
  |  5

Franklin Municipal Securities Trust
Statement of Investments (unaudited)
Franklin California High Yield Municipal Fund (continued)
	Principal Amount	Value
Municipal Bonds (continued)
California (continued)
Clovis USD,
GO, Capital Appreciation, Election of 2004, Series A, NATL Insured, zero cpn., 8/01/27	$6,295,000	$5,505,103
GO, Capital Appreciation, Election of 2004, Series A, NATL Insured, zero cpn., 8/01/28	3,000,000	2,562,660
GO, Capital Appreciation, Election of 2004, Series A, Pre-Refunded, zero cpn., 8/01/27	1,205,000	1,085,922
Coachella Valley USD,
GO, Riverside and Imperial Counties, Capital Appreciation, Election of 2005, Series D, AGMC Insured, zero cpn., 8/01/42	8,500,000	4,531,095
GO, Riverside and Imperial Counties, Capital Appreciation, Election of 2005, Series D, AGMC Insured, zero cpn., 8/01/43	3,000,000	1,539,720
Compton CRDA Tax Allocation,
Redevelopment Project, second lien, Series B, 5.70%, 8/01/30	2,255,000	2,329,280
Redevelopment Project, second lien, Series B, 6.00%, 8/01/42	3,460,000	3,576,879
Corona CFD No. 2001-2 Special Tax, Improvement Areas Nos. 1 and 2, Series A, 6.25%, 9/01/32	1,825,000	1,846,426
Corona CFD No. 2003-2 Special Tax, Highlands Collection, 5.20%, 9/01/34	755,000	758,103
Corona CFD No. 2018-1 Special Tax,
Improvement Area No. 1, Bedford, Series A, 5.00%, 9/01/38	1,200,000	1,374,816
Improvement Area No. 1, Bedford, Series A, 5.00%, 9/01/43	1,155,000	1,315,025
Improvement Area No. 1, Bedford, Series A, 5.00%, 9/01/48	1,000,000	1,135,000
Corona-Norco USD Special Tax, CFD No. 2005-1, Refunding, 5.00%, 9/01/36	500,000	586,025
Cotati South Sonoma Business Park AD Special Assessment, Limited Obligation Improvement, 6.50%, 9/02/33	4,225,000	4,225,000
Cotati-Rohnert Park USD, GO, Election of 2014, Series C, BAM Insured, 5.00%, 8/01/45	4,000,000	4,701,320
CSD San Bernardino County GO,
Election of 2008, Series C, 5.00%, 8/01/44	3,615,000	4,285,980
Election of 2014, Series A, 5.00%, 8/01/44	7,375,000	8,743,874
Cudahy Community Development Commission Tax Allocation, City-Wide Redevelopment Project, Redevelopment Projects, Series B, Pre-Refunded, 7.75%, 10/01/27	3,795,000	4,329,032
Daly City Housing Development Finance Agency Mobile Home Park Revenue, Franciscan Mobile Home Park Acquisition Project, sub. bond, Refunding, Series B, 5.85%, 12/15/47	4,660,000	4,662,237
Dana Point CFD Special Tax No. 2006-1,
5.00%, 9/01/38	1,000,000	1,083,330
5.00%, 9/01/45	2,500,000	2,718,175
Del Mar Race Track Authority Revenue, Refunding, 5.00%, 10/01/35	2,000,000	2,254,220
Del Paso Manor Water District Revenue COP, Phase I Improvement Project, 5.50%, 7/01/41	3,050,000	3,164,253
Duarte RDA Tax Allocation, Capital Appreciation, Merged Redevelopment Project, ETM, zero cpn., 12/01/28	26,260,000	16,916,692
Dublin CFD No. 1 Special Tax,
Improvement Area No. 1, Dublin Crossing, 5.00%, 9/01/37	1,550,000	1,833,480
Improvement Area No. 1, Dublin Crossing, 5.00%, 9/01/47	4,500,000	5,253,705
Improvement Area No. 2, Dublin Crossing, 4.00%, 9/01/21	110,000	115,155
Improvement Area No. 2, Dublin Crossing, 4.00%, 9/01/23	200,000	217,116
Improvement Area No. 2, Dublin Crossing, 4.00%, 9/01/24	250,000	275,893
Improvement Area No. 2, Dublin Crossing, 5.00%, 9/01/25	305,000	359,443
Improvement Area No. 2, Dublin Crossing, 5.00%, 9/01/26	360,000	431,960
Improvement Area No. 2, Dublin Crossing, 5.00%, 9/01/29	660,000	797,108
Improvement Area No. 2, Dublin Crossing, 5.00%, 9/01/39	3,665,000	4,308,024
Improvement Area No. 2, Dublin Crossing, 5.00%, 9/01/44	3,625,000	4,225,336
  |  6

Franklin Municipal Securities Trust
Statement of Investments (unaudited)
Franklin California High Yield Municipal Fund (continued)
	Principal Amount	Value
Municipal Bonds (continued)
California (continued)
Dublin CFD No. 2015-1 Special Tax, Improvement Area No. 2, Dublin Crossing, 5.00%, 9/01/49	$5,300,000	$6,159,236
Improvement Area No.2, Dublin Crossing, 4.00%, 9/01/22	155,000	165,309
El Dorado County Special Tax,
CFD No. 2014-1, Carson Creek, 4.00%, 9/01/43	1,250,000	1,350,225
CFD No. 2014-1, Carson Creek, 5.00%, 9/01/48	2,850,000	3,239,082
El Rancho USD, GO, Los Angeles County, Capital Appreciation, Election of 2003, NATL Insured, zero cpn., 8/01/29	2,400,000	1,982,352
Fairfield CFD No. 2016-1 Special Tax Revenue,
Villages at Fairfield, Improvement Area, Series A, 5.00%, 9/01/44	1,000,000	1,208,030
Villages at Fairfield, Improvement Area, Series A, 5.00%, 9/01/49	1,600,000	1,925,056
Fillmore Special Tax,
CFD No. 5 Improvement Area A, Heritage Valley Parks, Series A, 5.00%, 9/01/40	1,500,000	1,669,485
CFD No. 5 Improvement Area A, Heritage Valley Parks, Series A, 5.00%, 9/01/45	2,630,000	2,919,852
Folsom Ranch Financing Authority Special Tax Revenue,
CFD No. 19, Mongini Ranch, 5.00%, 9/01/39	875,000	1,037,295
CFD No. 19, Mongini Ranch, 5.00%, 9/01/44	1,140,000	1,342,008
CFD No. 19, Mangini Ranch, 5.00%, 9/01/47	3,280,000	3,839,568
CFD No. 19, Mangini Ranch, 5.00%, 9/01/49	800,000	936,840
CFD No. 20, Russell Ranch, 5.00%, 9/01/28	600,000	720,450
CFD No. 20, Russell Ranch, 5.00%, 9/01/33	530,000	625,835
CFD No. 20, Russell Ranch, 5.00%, 9/01/38	850,000	992,095
CFD No. 20, Russell Ranch, 5.00%, 9/01/48	1,675,000	1,935,680
Fontana Special Tax,
CFD No. 74B, Citrus/Summit, 5.00%, 9/01/49	765,000	883,652
CFD No. 80, Bella Strada, 5.00%, 9/01/46	1,000,000	1,172,030
CFD No. 81, Gabriella, 4.00%, 9/01/43	1,000,000	1,087,670
Foothill/Eastern Transportation Corridor Agency Toll Road Revenue,
Capital Appreciation, Refunding, Series A, zero cpn., 1/15/42	75,000,000	36,612,000
Capital Appreciation, senior lien, Refunding, Series A, zero cpn., 1/15/33	19,000,000	13,123,680
junior lien, Refunding, Series C, 6.50%, 1/15/43	40,000,000	47,899,200
Refunding, Sub Series B-1, 3.95%, 1/15/53	25,000,000	26,996,000
Subseries B-2, Refunding, Series B, 3.50%, 1/15/53	18,000,000	18,887,220
Fremont CFD No. 1 Special Tax,
Pacific Commons, Refunding, 5.00%, 9/01/40	4,655,000	5,313,264
Pacific Commons, Refunding, 5.00%, 9/01/45	3,255,000	3,694,978
Golden State Tobacco Securitization Corp. Enhanced Tobacco Settlement Revenue, Asset-Backed, Series A, 5.00%, 6/01/45	37,630,000	44,169,341
Golden State Tobacco Securitization Corp. Tobacco Settlement Revenue,
Asset-Backed, Capital Appreciation, Second Subordinate, Refunding, Series C, zero cpn., 6/01/47	50,000,000	8,588,000
Asset-Backed, Refunding, Series A-1, 5.25%, 6/01/47	63,500,000	65,554,225
Asset-Backed, Refunding, Series A-2, 5.00%, 6/01/47	12,750,000	13,077,165
Asset-Backed, Senior, Refunding, Series A-2, 5.30%, 6/01/37	5,000,000	5,200,650
Goleta RDA Tax Allocation, Goleta Old Town Redevelopment Project, 8.00%, 6/01/44	5,000,000	5,022,350
Hanford Joint UHSD,
GO, Capital Appreciation, Election of 2004, Series B, AGMC Insured, zero cpn., 8/01/32	3,635,000	2,739,336
GO, Capital Appreciation, Election of 2004, Series B, AGMC Insured, zero cpn., 8/01/33	3,705,000	2,712,468
GO, Capital Appreciation, Election of 2004, Series B, AGMC Insured, zero cpn., 8/01/35	4,120,000	2,823,930
  |  7

Franklin Municipal Securities Trust
Statement of Investments (unaudited)
Franklin California High Yield Municipal Fund (continued)
	Principal Amount	Value
Municipal Bonds (continued)
California (continued)
Hartnell Community College District GO, Monterey and San Benito Counties, Capital Appreciation, Election of 2002, Series D, zero cpn., 8/01/49	$10,000,000	$4,232,200
Imperial Community College District GO, Imperial County, Capital Appreciation, Election of 2010, Series A, AGMC Insured, Pre-Refunded, 6.75%, 8/01/40	3,500,000	4,670,750
Imperial County Special Tax, CFD No. 98-1, LOC BNP PARIBAS, 6.50%, 9/01/31	5,605,000	5,650,176
Independent Cities Finance Authority Mobile Home Park Revenue,
Lamplighter Salinas Mobilehome Park, Series A, 6.25%, 7/15/45	2,465,000	2,561,110
Lamplighter Salinas Mobilehome Park, Series A, 6.25%, 7/15/50	2,000,000	2,071,400
Pillar Ridge, Series A, 5.25%, 5/15/44	2,015,000	2,224,258
Pillar Ridge, Series A, 5.25%, 5/15/49	4,800,000	5,287,392
San Juan Mobile Estates, Refunding, 5.00%, 8/15/45	5,000,000	5,670,850
San Juan Mobile Estates, Refunding, 5.00%, 8/15/50	4,900,000	5,513,382
Union City Tropics, Refunding, 5.00%, 5/15/48	3,000,000	3,619,230
Indio CFD Special Tax, No. 2004-3, Terra Lago, Improvement Area No. 1, Refunding, 5.00%, 9/01/35	1,240,000	1,408,801
Inland Valley Development Agency Successor Agency Tax Allocation,
Refunding, Series A, 5.25%, 9/01/37	7,500,000	8,694,900
Refunding, Series A, 5.00%, 9/01/44	9,000,000	10,234,350
Irvine Special Tax Revenue,
CFD No. 2013-3, Great Park, Improvement Area No. 1, 5.00%, 9/01/39	1,000,000	1,120,830
CFD No. 2013-3, Great Park, Improvement Area No. 1, 5.00%, 9/01/44	1,500,000	1,672,665
CFD No. 2013-3, Great Park, Improvement Area No. 1, 5.00%, 9/01/49	2,750,000	3,055,360
CFD No. 2013-3, Great Park, Improvement Area No. 8, 5.00%, 9/01/43	2,500,000	2,907,400
CFD No. 2013-3, Great Park, Improvement Area No. 8, 5.00%, 9/01/48	3,250,000	3,766,522
CFD No. 2013-3, Great Park, Improvement Area No. 8, AGMC Insured, 5.00%, 9/01/51	1,250,000	1,471,650
Irvine USD Special Tax,
CFD No. 06-1, Portola Springs, 6.70%, 9/01/35	2,565,000	2,674,372
CFD No. 09-1, Refunding, Series A, 5.00%, 9/01/45	2,000,000	2,352,240
CFD No. 09-1, Refunding, Series A, 5.00%, 9/01/49	2,000,000	2,340,640
CFD No. 09-1, Series A, 5.00%, 9/01/42	700,000	824,866
[a] CFD No. 09-1, Series A, BAM Insured, 4.00%, 9/01/44	1,200,000	1,372,824
[a] CFD No. 09-1, Series A, BAM Insured, 4.00%, 9/01/49	2,150,000	2,449,409
[a] CFD No. 09-1, Series A, BAM Insured, 4.00%, 9/01/54	5,500,000	6,213,955
CFD No. 09-1, Series B, 5.00%, 9/01/42	1,000,000	1,178,380
CFD No. 09-1, Series B, 5.00%, 9/01/51	2,500,000	2,901,100
CFD No. 09-1, Series C, 5.00%, 9/01/47	1,000,000	1,172,970
CFD No. 09-1, Series C, 4.00%, 9/01/53	1,260,000	1,349,510
CFD No. 09-1, Series D, 5.00%, 9/01/49	1,000,000	1,170,320
Jurupa PFA Special Tax Revenue,
Refunding, Series A, 5.00%, 9/01/42	2,220,000	2,563,767
Refunding, Series A, 5.00%, 9/01/43	4,000,000	4,659,320
sub. lien, Series B, 5.00%, 9/01/40	4,000,000	4,548,480
Kaweah Delta Health Care District Revenue, Series B, 5.00%, 6/01/40	3,250,000	3,701,912
La Verne COP, Brethren Hillcrest Homes, 5.00%, 5/15/36	1,430,000	1,527,483
La Verne Mobile Home Park Revenue, Copacabana Mobilehome Park, Refunding, 5.00%, 6/15/49	1,765,000	1,996,303
  |  8

Franklin Municipal Securities Trust
Statement of Investments (unaudited)
Franklin California High Yield Municipal Fund (continued)
	Principal Amount	Value
Municipal Bonds (continued)
California (continued)
Lake Elsinore PFA Local Agency Revenue,
AD No. 93-1, Refunding, Series B, 5.125%, 9/02/30	$4,980,000	$5,463,807
Canyon Hills Improvement Area Development, Series A, 5.75%, 9/01/44	3,240,000	3,603,301
CFD No. 98-1, Series C, 5.25%, 9/01/33	8,000,000	8,795,680
Lake Tahoe USD, GO, Election of 2008, Convertible Capital Appreciation, zero cpn. to 8/01/25, 5.30% thereafter, 8/01/40	1,140,000	1,122,535
Lammersville Joint USD Special Tax,
CFD No. 2014-1, Improvement Area No. 1, Mountain House School Facilities, 5.00%, 9/01/43	775,000	898,915
CFD No. 2014-1, Improvement Area No. 1, Mountain House School Facilities, 5.00%, 9/01/47	4,000,000	4,682,400
CFD No. 2014-1, Improvement Area No. 1, Mountain House School Facilities, 5.00%, 9/01/48	2,500,000	2,889,075
Lancaster RDA Successor Agency Tax Allocation, Combined Redevelopment Project Areas, Housing Programs, Refunding, AGMC Insured, 4.00%, 8/01/39	3,500,000	3,909,745
Las Virgenes USD, GO, Election of 2006, Convertible Capital Appreciation, Series C, zero cpn. to 8/01/26, 6.75% thereafter, 8/01/33	8,050,000	8,945,321
Lathrop Financing Authority Revenue,
Mossdale Village, Refunding, Series A, 6.00%, 9/02/28	1,010,000	1,107,707
Mossdale Village, Refunding, Series A, 6.00%, 9/02/29	1,070,000	1,168,911
Mossdale Village, Refunding, Series A, 6.00%, 9/02/30	1,075,000	1,172,696
Mossdale Village, Refunding, Series A, 5.50%, 9/02/35	3,670,000	3,889,429
Lee Lake PFAR,
Special Tax, junior lien, Refunding, Series B, 5.25%, 9/01/32	1,155,000	1,267,347
Special Tax, junior lien, Refunding, Series B, 5.375%, 9/01/35	805,000	883,568
Lemon Grove CDA Successor Agency Tax Allocation, Lemon Grove Redevelopment Project Area, Refunding, AGMC Insured, 4.00%, 8/01/34	1,000,000	1,171,290
Lemon Grove School District GO, Capital Appreciation, Election of 2008, Series B, AGMC Insured, zero cpn. to 8/01/28, 6.10% thereafter, 8/01/45	6,500,000	6,742,905
Long Beach Bond Finance Authority Natural Gas Purchase Revenue, Series A, 5.00%, 11/15/29	4,630,000	5,954,689
Long Beach Marina Revenue,
Los Angeles County, Alamitos Bay Marina Project, 5.00%, 5/15/34	1,300,000	1,492,361
Los Angeles County, Alamitos Bay Marina Project, 5.00%, 5/15/40	3,500,000	3,987,760
Los Angeles County, Alamitos Bay Marina Project, 5.00%, 5/15/45	2,500,000	2,841,250
Los Alamitos USD,
COP, Capital Appreciation, Capital Projects, zero cpn. to 7/31/24, 5.95% thereafter, 8/01/34	1,500,000	1,619,670
COP, Capital Appreciation, Capital Projects, zero cpn. to 7/31/24, 5.95% thereafter, 8/01/42	4,500,000	4,737,285
Los Angeles County Schools Regionalized Business Services Corp. COP, Pooled Financing Program, Antelope Valley Community College District, Series C, Pre-Refunded, 5.00%, 6/01/30	2,200,000	2,266,836
Mendocino-Lake Community College District GO,
Capital Appreciation, Election of 2006, Series B, AGMC Insured, zero cpn. to 8/01/21, 6.55% thereafter, 8/01/36	5,150,000	6,795,322
Capital Appreciation, Election of 2006, Series B, AGMC Insured, zero cpn. to 8/01/26, 6.85% thereafter, 8/01/40	7,500,000	8,762,850
Menifee USD Special Tax,
CFD No. 2011-1, Improvement Area No. 3, 5.00%, 9/01/43	1,000,000	1,160,910
CFD No. 2011-1, Improvement Area No. 3, 5.00%, 9/01/48	1,500,000	1,735,545
CFD No. 2011-1, Improvement Area No. 4, 5.00%, 9/01/44	1,245,000	1,469,598
CFD No. 2011-1, Improvement Area No. 4, 5.00%, 9/01/48	1,600,000	1,881,856
Merced RDA Tax Allocation, Merced Gateways Redevelopment Project, Series A, Pre-Refunded, 6.50%, 9/01/39	6,250,000	6,250,000
  |  9

Franklin Municipal Securities Trust
Statement of Investments (unaudited)
Franklin California High Yield Municipal Fund (continued)
		Principal Amount	Value
	Municipal Bonds (continued)
	California (continued)
	Merced UHSD, GO, Capital Appreciation, Election of 2008, Series C, Pre-Refunded, zero cpn., 8/01/41	$10,000,000	$2,443,000
	Moreland School District GO, Election of 2010, Series B, 5.00%, 8/01/41	4,045,000	4,789,361
	Moreno Valley USD,
	CFD No. 2015-2 Special Tax, 5.00%, 9/01/44	870,000	997,516
	CFD No. 2015-3 Special Tax, 4.125%, 9/01/48	1,160,000	1,243,381
	M-S-R Energy Authority Gas Revenue, Series B, 6.50%, 11/01/39	32,300,000	51,663,204
	Murrieta CFD No. 2005-5 Special Tax, Golden City, Improvement Area B, 5.00%, 9/01/48	3,740,000	4,315,249
	North Natomas CFD Special Tax, No. 4, Refunding, Series E, 5.25%, 9/01/33	3,000,000	3,413,400
	Oak Park USD, GO, Capital Appreciation, Series A, zero cpn. to 8/01/21, 7.10% thereafter, 8/01/38	6,600,000	8,915,940
	Oakdale PFAR, Refunding, 5.00%, 9/01/35	1,270,000	1,440,358
	Oakland USD Alameda County GO, Election of 2012, Pre-Refunded, 6.625%, 8/01/38	5,000,000	5,545,400
	Oakley PFAR,
	Contra Costa County, Refunding, 5.30%, 9/02/34	995,000	1,115,823
	Contra Costa County, Refunding, BAM Insured, 5.00%, 9/02/36	1,500,000	1,754,175
[a]	Ontario CFD No. 26 Special Tax, Park place Facilities Phase III, 5.00%, 9/01/47	880,000	1,044,305
	Ontario CFD No. 28 Special Tax,
	New Haven Facilities, Area A, 5.00%, 9/01/42	1,000,000	1,135,500
	New Haven Facilities, Area A, 5.00%, 9/01/47	500,000	568,005
	Ontario CFD No. 31 Special Tax, Amberly Lane, Carriage House, 5.00%, 9/01/47	1,100,000	1,290,267
	Orange County CFD No. 2015-1 Special Tax,
	Village of Esencia, Series A, 5.00%, 8/15/34	1,495,000	1,724,019
	Village of Esencia, Series A, 5.25%, 8/15/45	4,880,000	5,614,391
	Orange County CFD No. 2017-1 Special Tax,
	Village of Esencia, Improvement Area No. 1, Series A, 5.00%, 8/15/42	6,230,000	7,460,612
	Village of Esencia, Improvement Area No. 1, Series A, 5.00%, 8/15/47	10,000,000	11,913,500
	Orchard School District GO, Election of 2001, Series B, AGMC Insured, Pre-Refunded, 6.00%, 8/01/36	3,000,000	3,138,630
	Oro Grande Elementary School District COP,
	5.875%, 9/15/37	14,000,000	14,608,580
	6.125%, 9/15/40	1,500,000	1,573,500
	Oroville Revenue,
	Oroville Hospital, 5.25%, 4/01/49	4,000,000	4,803,200
	Oroville Hospital, 5.25%, 4/01/54	3,500,000	4,192,020
	Palomar Health COP,
	Palomar Health and Arch Health Partners Inc., 4.00%, 11/01/38	5,000,000	5,381,200
	Palomar Health and Arch Health Partners Inc., 4.00%, 11/01/47	6,000,000	6,406,920
	Palomar Health Revenue,
	Refunding, 5.00%, 11/01/36	6,250,000	7,301,125
	Refunding, 5.00%, 11/01/42	5,000,000	5,892,500
	Palomar Pomerado Health COP,
	Pre-Refunded, 6.00%, 11/01/30	10,000,000	10,576,600
	Pre-Refunded, 6.75%, 11/01/39	15,550,000	15,690,261
	Paramount USD, GO, Los Angeles County, Capital Appreciation, Election of 2006, BAM Insured, zero cpn., 8/01/51	25,000,000	3,233,750
	Paso Robles Joint USD, GO, Capital Appreciation, Election of 2006, Series A, zero cpn., 9/01/45	15,000,000	6,748,500
	Perris CFD No. 2001-2 Special Tax, Villages of Avalon, Refunding, Series A, 5.25%, 9/01/32	4,500,000	5,018,085
  |  10

Franklin Municipal Securities Trust
Statement of Investments (unaudited)
Franklin California High Yield Municipal Fund (continued)
	Principal Amount	Value
Municipal Bonds (continued)
California (continued)
Perris Joint Powers Authority Local Agency Revenue,
CFD No. 2001-1, Improvement Area Nos. 6 and 7, Refunding, Series E, 4.25%, 9/01/38	$4,195,000	$4,486,636
CFD No. 2014-1, Improvement Area No. 2, Avelina, Series A, 4.00%, 9/01/48	2,530,000	2,617,943
May Farms, Improvement Area Nos. 1, 2 and 3, Refunding, Series A, 5.375%, 9/01/33	1,980,000	2,220,253
Willowbrook, Refunding, Series B, 5.25%, 9/01/33	3,830,000	4,163,593
Perris PFAR Tax Allocation, Housing Loan, Series A, 6.125%, 10/01/40	3,135,000	3,295,543
Pico Rivera Water Authority Revenue, Refunding, Series A, 6.25%, 12/01/32	5,295,000	5,345,779
Pittsburg USD,
GO, Capital Appreciation, Election of 2010, Series C, zero cpn., 8/01/47	9,000,000	1,999,890
GO, Capital Appreciation, Election of 2010, Series C, zero cpn., 8/01/52	15,000,000	2,393,850
Porterville PFA Sewer Revenue, Series A, Pre-Refunded, 5.625%, 10/01/36	5,000,000	5,496,550
Poway RDA Successor Agency Tax Allocation, Paguay Redevelopment Project, Refunding, Series A, 5.00%, 12/15/30	3,500,000	4,753,945
Poway USD Special Tax, CFD No. 15, Del Sur East, Improvement Area C, 5.00%, 9/01/46	2,000,000	2,306,440
Rancho Cordova CFD No. 2005-1 Special Tax,
Sunridge North Douglas, 5.00%, 9/01/40	1,200,000	1,367,040
Sunridge North Douglas, 5.00%, 9/01/45	1,250,000	1,418,550
Redondo Beach USD, GO, Election of 2008, Capital Appreciation, Series E, zero cpn. to 8/01/22, 6.20% thereafter, 8/01/31	2,750,000	3,408,927
Richland School District GO, Capital Appreciation, Election of 2008, Refunding, Series C, AGMC Insured, zero cpn., 8/01/49	22,000,000	8,059,040
Rio Elementary School District CFD No. 1 Special Tax, 5.50%, 9/01/39	6,915,000	7,771,215
Rio Hondo Community College District GO, Capital Appreciation, Election of 2004, Series C, zero cpn. to 8/01/24, 6.85% thereafter, 8/01/42	13,000,000	16,328,780
Rio Vista CFD No. 2018-1 Special Tax,
Liberty Community, Refunding, 5.00%, 9/01/33	1,625,000	1,914,380
Liberty Community, Refunding, 5.00%, 9/01/38	1,000,000	1,168,200
Liberty Community, Refunding, 5.00%, 9/01/48	1,190,000	1,376,021
Riverbank USD,
GO, Election of 2005, Series B, Assured Guaranty, zero cpn., 8/01/38	6,690,000	3,889,834
GO, Election of 2005, Series B, Assured Guaranty, zero cpn., 8/01/43	8,750,000	4,289,512
Riverside County RDA Tax Allocation,
Desert Communities Redevelopment Project Area, second lien, Series D, 7.00%, 12/01/31	1,425,000	1,602,042
Desert Communities Redevelopment Project Area, second lien, Series D, 7.25%, 12/01/37	2,505,000	2,843,851
Housing, Series A, Pre-Refunded, 6.00%, 10/01/39	3,000,000	3,163,950
Housing, Series A, Pre-Refunded, 7.125%, 10/01/42	1,750,000	1,971,883
Jurupa Valley Redevelopment Project Area, Series B, 6.75%, 10/01/30	1,200,000	1,333,128
Riverside County Redevelopment Successor Agency Tax Allocation, Housing, Refunding, Series A, AGMC Insured, 4.00%, 10/01/37	6,000,000	6,514,080
Riverside County Special Tax, CFD No. 03-1, Newport Road, Refunding, 5.00%, 9/01/30	1,500,000	1,706,640
Riverside County Transportation Commission Toll Revenue,
Capital Appreciation, senior lien, Series B, zero cpn., 6/01/43	7,500,000	3,508,725
senior lien, Series A, 5.75%, 6/01/44	5,000,000	5,597,050
Riverside PFA Local Measure Sales Tax Revenue, Payment Rehabilitation Project, AGMC Insured, 5.00%, 6/01/33	4,280,000	4,886,647
  |  11

Franklin Municipal Securities Trust
Statement of Investments (unaudited)
Franklin California High Yield Municipal Fund (continued)
	Principal Amount	Value
Municipal Bonds (continued)
California (continued)
Riverside USD Special Tax,
CFD No. 32, 4.00%, 9/01/43	$1,600,000	$1,730,528
CFD No. 32, 4.00%, 9/01/48	1,850,000	2,003,606
RNR School Financing Authority Special Tax, CFD No. 92-1, Series A, BAM Insured, 5.00%, 9/01/41	3,000,000	3,568,650
Road 17 Levee Area PFA Assessment Revenue, Road 17 Levee Improvement Project, Pre-Refunded, 6.75%, 9/01/29	2,630,000	2,630,000
Rocklin Special Tax, CFD No. 10, Whitney Ranch, 5.00%, 9/01/40	2,000,000	2,279,000
The Romoland School District Special Tax,
CFD No. 2004-1, Heritage Lake, Improvement Area No. 3, Refunding, 5.00%, 9/01/36	1,500,000	1,652,490
CFD No. 2004-1, Heritage Lake, Improvement Area Nos. 1 and 2, Refunding, 5.00%, 9/01/35	4,690,000	5,400,629
CFD No. 2004-1, Heritage Lake, Improvement Area Nos. 1 and 2, Refunding, 5.00%, 9/01/38	3,000,000	3,433,740
CFD No. 2006-1, Brendle Mills, Refunding, 5.00%, 9/01/44	1,120,000	1,316,515
CFD No. 91-1, Refunding, 5.00%, 9/01/41	1,265,000	1,492,801
Roseville Special Tax,
Fiddyment Ranch CFD No. 5, Public Facilities, Refunding, 5.00%, 9/01/32	1,265,000	1,481,808
Fiddyment Ranch CFD No. 5, Public Facilities, Refunding, 5.00%, 9/01/47	6,500,000	7,463,495
HP Campus Oaks CFD No. 1, Public Facilities, 5.00%, 9/01/36	2,300,000	2,630,809
HP Campus Oaks CFD No. 1, Public Facilities, 5.50%, 9/01/46	7,550,000	8,789,408
Villages at Sierra Vista CFD No. 1, Public Facilities, 5.00%, 9/01/36	685,000	810,040
Villages at Sierra Vista CFD No. 1, Public Facilities, 5.00%, 9/01/39	695,000	818,411
Villages at Sierra Vista CFD No. 1, Public Facilities, 5.00%, 9/01/44	1,615,000	1,885,852
Villages at Sierra Vista CFD No. 1, Public Facilities, 5.00%, 9/01/49	1,835,000	2,136,325
Westbrook CFD No. 1, Public Facilities, 5.00%, 9/01/29	500,000	573,400
Westbrook CFD No. 1, Public Facilities, 5.00%, 9/01/34	1,100,000	1,243,682
Westbrook CFD No. 1, Public Facilities, 5.00%, 9/01/39	1,885,000	2,111,030
Westbrook CFD No. 1, Public Facilities, 5.00%, 9/01/44	1,650,000	1,839,173
Westbrook CFD No. 1, Public Facilities, 5.00%, 9/01/44	1,475,000	1,742,890
Westbrook CFD No. 1, Public Facilities, 5.00%, 9/01/49	2,325,000	2,733,130
Westpark CFD No. 1, Public Facilities, Refunding, 5.00%, 9/01/32	1,120,000	1,300,040
Westpark CFD No. 1, Public Facilities, Refunding, 5.00%, 9/01/33	1,000,000	1,157,590
Westpark CFD No. 1, Public Facilities, Refunding, 5.00%, 9/01/37	1,250,000	1,434,125
Rowland USD,
GO, Capital Appreciation, Election of 2006, Series B, zero cpn., 8/01/34	5,000,000	3,315,950
GO, Capital Appreciation, Election of 2006, Series B, zero cpn., 8/01/39	15,000,000	8,593,050
GO, Capital Appreciation, Election of 2006, Series B, zero cpn., 8/01/42	10,750,000	5,795,647
Sacramento Area Flood Control Agency Special Assessment, Natomas Basin Local Assessment, Refunding, BAM Insured, 5.00%, 10/01/44	2,000,000	2,306,040
Sacramento Special Tax,
Natomas Central CFD No. 2, 5.00%, 9/01/46	1,815,000	2,099,701
Natomas Meadows, CFD No. 2007-01, Improvement Area No. 2, 5.00%, 9/01/44	500,000	580,860
Natomas Meadows, CFD No. 2007-01, Improvement Area No. 2, 5.00%, 9/01/49	1,000,000	1,156,850
Natomas Meadows CFD No. 1, Improvement Area No. 1, 5.00%, 9/01/32	300,000	343,125
Natomas Meadows CFD No. 1, Improvement Area No. 1, 5.00%, 9/01/37	710,000	808,094
Natomas Meadows CFD No. 1, Improvement Area No. 1, 5.00%, 9/01/47	1,900,000	2,148,995
  |  12

Franklin Municipal Securities Trust
Statement of Investments (unaudited)
Franklin California High Yield Municipal Fund (continued)
	Principal Amount	Value
Municipal Bonds (continued)
California (continued)
San Bernardino Community College District GO,
Capital Appreciation, Election of 2008, Series A, zero cpn., 8/01/44	$12,495,000	$5,938,249
Election of 2008, Series D, 5.00%, 8/01/45	2,755,000	3,254,950
Election of 2008, Series D, 5.00%, 8/01/48	3,760,000	4,429,656
San Bernardino County Special Tax,
CFD No. 2006-1, Improvement Area No. 1, Lytle Creek North, 5.00%, 9/01/40	1,000,000	1,139,160
CFD No. 2006-1, Improvement Area No. 2, Lytle Creek North, Refunding, 5.00%, 9/01/45	1,000,000	1,135,330
San Buenaventura Revenue,
Community Memorial Health System, 8.00%, 12/01/31	10,000,000	11,318,000
Community Memorial Health System, 7.50%, 12/01/41	5,000,000	5,597,400
San Clemente Special Tax,
CFD No. 2006-1, 5.00%, 9/01/40	1,780,000	2,028,310
CFD No. 2006-1, 5.00%, 9/01/46	2,475,000	2,807,194
San Diego RDA Tax Allocation Revenue,
City Heights Redevelopment Project, Series A, Pre-Refunded, 5.625%, 9/01/40	2,315,000	2,423,226
Naval Training Center Redevelopment Project, Series A, Pre-Refunded, 5.75%, 9/01/40	3,000,000	3,143,940
San Diego Tobacco Settlement Revenue, Funding Corp., Subordinate, Refunding, Series C, 4.00%, 6/01/32	900,000	970,155
San Diego USD,
GO, Capital Appreciation, Election of 2008, Series A, Pre-Refunded,% thereafter, 7/01/33	10,000,000	12,397,300
GO, Capital Appreciation, Election of 2008, Series C, zero cpn. to 7/01/30, 6.625% thereafter, 7/01/47	26,025,000	26,667,297
GO, Dedicated Unlimited Ad Valorem Property Tax, Capital Appreciation, Election of 2008, Series E, zero cpn. to 7/01/32, 5.25% thereafter, 7/01/42	6,940,000	5,984,570
GO, Dedicated Unlimited Ad Valorem Property Tax, Capital Appreciation, Election of 2008, Series E, zero cpn. to 7/01/32, 5.375% thereafter, 7/01/47	13,500,000	11,829,510
San Francisco City and County Airport Commission International Airport Revenue,
Refunding, Second Series, Series A, 5.00%, 5/01/49	10,000,000	12,247,300
Refunding, Second Series, Series D, 5.00%, 5/01/48	10,000,000	12,105,600
[a] Second Series, Series E, 5.00%, 5/01/40	5,535,000	6,880,005
[a] Second Series, Series E, 5.00%, 5/01/50	40,000,000	48,926,800
San Francisco City and County RDA Successor Agency CFD No. 6 Special Tax, Mission Bay South Public Improvements, Capital Appreciation, Refunding, Series C, zero cpn., 8/01/43	10,000,000	2,764,700
San Francisco City and County RDA Successor Agency Tax Allocation,
Mission Bay South Redevelopment Project, Capital Appreciation, Subordinate, Series D, zero cpn., 8/01/23	2,000,000	1,729,700
Mission Bay South Redevelopment Project, Capital Appreciation, Subordinate, Series D, zero cpn., 8/01/26	3,000,000	2,237,100
Mission Bay South Redevelopment Project, Capital Appreciation, Subordinate, Series D, zero cpn., 8/01/31	6,000,000	3,474,240
Mission Bay South Redevelopment Project, Capital Appreciation, Subordinate, Series D, zero cpn., 8/01/43	16,500,000	5,193,870
Mission Bay South Redevelopment Project, Series A, 5.00%, 8/01/43	2,500,000	2,867,900
San Francisco City and County Redevelopment Financing Authority Tax Allocation Revenue,
Mission Bay North Redevelopment Project, Series C, Pre-Refunded, 6.75%, 8/01/41	1,000,000	1,082,410
Mission Bay South Redevelopment Project, Series D, Pre-Refunded, 7.00%, 8/01/33	1,000,000	1,085,310
Mission Bay South Redevelopment Project, Series D, Pre-Refunded, 7.00%, 8/01/41	1,500,000	1,627,965
San Francisco Redevelopment Projects, Series B, Pre-Refunded, 6.625%, 8/01/41	2,500,000	2,701,675
  |  13

Franklin Municipal Securities Trust
Statement of Investments (unaudited)
Franklin California High Yield Municipal Fund (continued)
	Principal Amount	Value
Municipal Bonds (continued)
California (continued)
San Jacinto USD Financing Authority Special Tax Revenue,
5.00%, 9/01/44	$1,200,000	$1,417,356
5.00%, 9/01/49	2,650,000	3,115,181
San Joaquin Hills Transportation Corridor Agency Toll Road Revenue,
Capital Appreciation, junior lien, ETM, zero cpn., 1/01/28	19,150,000	17,234,425
Capital Appreciation, Refunding, Series A, NATL Insured, zero cpn., 1/15/26	19,475,000	16,822,505
Capital Appreciation, Refunding, Series A, NATL Insured, zero cpn., 1/15/32	50,225,000	35,596,969
junior lien, Refunding, Series B, 5.25%, 1/15/44	35,000,000	40,053,300
junior lien, Refunding, Series B, 5.25%, 1/15/49	75,000,000	85,549,500
San Jose Airport Revenue,
Refunding, Series A, 5.00%, 3/01/36	2,250,000	2,731,387
Refunding, Series A, 5.00%, 3/01/37	2,500,000	3,026,975
Refunding, Series A, BAM Insured, 4.00%, 3/01/42	5,000,000	5,554,500
Refunding, Series B, 5.00%, 3/01/42	2,550,000	3,102,483
San Mateo Special Tax,
CFD No. 2008-1, Bay Meadows, 5.875%, 9/01/32	1,500,000	1,665,660
CFD No. 2008-1, Bay Meadows, 5.375%, 9/01/38	2,500,000	2,713,475
CFD No. 2008-1, Bay Meadows, 6.00%, 9/01/42	5,000,000	5,562,550
CFD No. 2008-1, Bay Meadows, 5.50%, 9/01/44	3,300,000	3,585,648
San Rafael Elementary School District GO,
Marin County, Election of 2015, Series C, 5.00%, 8/01/43	2,565,000	3,148,486
Marin County, Election of 2015, Series C, 4.00%, 8/01/47	2,720,000	3,054,696
Santa Barbara Elementary School District GO, Capital Appreciation, Election of 2010, Series A, zero cpn. to 8/01/23, 7.00% thereafter, 8/01/36	8,000,000	10,572,320
Santa Cruz County RDA Tax Allocation, Live Oak/Soquel Community Improvement Project Area, Series A, Pre-Refunded, 6.625%, 9/01/29	2,650,000	2,650,000
Santa Margarita Water District Special Tax,
CFD No. 2013-1, Village of Sendero, 5.625%, 9/01/36	3,000,000	3,343,770
CFD No. 2013-1, Village of Sendero, 5.625%, 9/01/43	10,000,000	11,146,900
Santa Paula Utility Authority Wastewater Enterprise Revenue, Series A, 5.00%, 2/01/40	5,105,000	5,991,483
Santee Community Development Commission Tax Allocation,
Santee Community Redevelopment Project, Series A, Pre-Refunded, 7.00%, 8/01/31	1,800,000	1,953,558
Santee Community Redevelopment Project, Series A, Pre-Refunded, 7.00%, 8/01/41	2,820,000	3,060,574
Saugus Castaic School Facilities Financing Authority Special Tax,
CFD No. 2006-1C, 5.875%, 9/01/33	1,370,000	1,560,266
CFD No. 2006-1C, 6.00%, 9/01/43	3,450,000	3,889,219
Saugus USD Special Tax, Senior CFD No. 2006-1, 4.25%, 9/01/44	2,500,000	2,658,175
Saugus/Hart School Facilities Financing Authority Special Tax,
CFD No. 2006-1 Saugus USD, Refunding, 5.00%, 9/01/41	1,250,000	1,436,188
CFD No. 2006-1 Saugus USD, Refunding, 5.00%, 9/01/46	1,250,000	1,430,550
Sierra Joint Community College District GO, Placer EL Dorado and Sacramento Counties, Election of 2018, School Facilities ID No. 4, Series A, 4.00%, 8/01/53	3,500,000	3,956,750
Simi Valley AD No. 98-1 Special Assessment, Madera/Royal Public Improvements, Limited Obligation Improvements, 7.30%, 9/02/24	1,175,000	1,192,120
Siskiyou UHSD, GO, Capital Appreciation, Election of 2008, Series B, AGMC Insured, zero cpn., 8/01/49	15,015,000	5,349,995
Sonoma CDA Tax Allocation, Redevelopment Project, 7.00%, 12/01/30	2,115,000	2,384,811
St. Helena USD, GO, Capital Appreciation, zero cpn. to 8/01/25, 6.45% thereafter, 6/01/36	10,000,000	12,146,400
  |  14

Franklin Municipal Securities Trust
Statement of Investments (unaudited)
Franklin California High Yield Municipal Fund (continued)
	Principal Amount	Value
Municipal Bonds (continued)
California (continued)
Sulphur Springs USD Special Tax Revenue,
CFD No. 2006-1, 5.00%, 9/01/43	$1,410,000	$1,608,091
CFD No. 2006-1, 5.00%, 9/01/47	1,820,000	2,070,978
Susanville PFAR,
Utility Enterprises Project, Refunding, Sub Series B, 5.50%, 6/01/30	1,185,000	1,209,909
Utility Enterprises Project, Refunding, Sub Series B, 5.875%, 6/01/35	1,660,000	1,696,387
Utility Enterprises Project, Refunding, Sub Series B, 6.00%, 6/01/45	6,180,000	6,317,320
Susanville School District GO, Capital Appreciation, Election of 2008, AGMC Insured, zero cpn., 8/01/49	17,505,000	6,266,440
Temecula RDA Tax Allocation Revenue, Housing, Redevelopment Project No. 1, Series A, Pre-Refunded, 7.00%, 8/01/39	2,100,000	2,340,114
Tobacco Securitization Authority Northern California Tobacco Settlement Revenue,
Asset-Backed, Series A-1, 5.375%, 6/01/38	5,000,000	5,017,700
Asset-Backed, Series A-1, 5.50%, 6/01/45	800,000	802,864
Sacramento County Tobacco Securitization Corp., Asset Backed, Series A-2, 5.40%, 6/01/27	1,250,000	1,254,438
Tobacco Securitization Authority Southern California Tobacco Settlement Revenue,
First Subordinate Capital Appreciation, Series B, zero cpn., 6/01/46	10,000,000	1,827,200
Second Subordinate Capital Appreciation, Refunding, Series C, zero cpn., 6/01/46	25,000,000	3,699,250
Torrance USD, GO, Capital Appreciation, Election of 2008, Measure Z, Series B-1, zero cpn., 8/01/34	5,640,000	3,342,490
Tracy CFD No. 2016-1 Special Tax,
Improvement Area No. 1, Tracy Hills, 5.00%, 9/01/33	1,610,000	1,900,927
Improvement Area No. 1, Tracy Hills, 5.00%, 9/01/38	2,385,000	2,785,704
Improvement Area No. 1, Tracy Hills, 5.00%, 9/01/39	1,280,000	1,492,390
Improvement Area No. 1, Tracy Hills, 5.00%, 9/01/43	5,750,000	6,668,620
Improvement Area No. 1, Tracy Hills, 5.00%, 9/01/44	1,300,000	1,506,583
Improvement Area No. 1, Tracy Hills, 5.00%, 9/01/48	6,240,000	7,204,267
Improvement Area No. 1, Tracy Hills, 5.00%, 9/01/49	1,680,000	1,937,981
Truckee-Donner PUD Special Tax,
CFD No. 04-1, 5.20%, 9/01/25	2,985,000	2,961,508
CFD No. 04-1, 5.75%, 9/01/29	2,950,000	2,952,153
CFD No. 04-1, 5.25%, 9/01/30	5,000,000	4,866,850
CFD No. 04-1, 5.80%, 9/01/35	4,485,000	4,451,856
Tulare RDA Tax Allocation, Merged Tulare Redevelopment Projects, Series A, Pre-Refunded, 6.25%, 8/01/40	3,540,000	3,708,256
Tulare Sewer Revenue, Pre-Refunded, 6.50%, 11/15/45	10,000,000	10,207,300
Turlock PFA Tax Allocation Revenue, Pre-Refunded, 7.50%, 9/01/39	3,750,000	4,116,487
Tustin CFD No. 06-1 Special Tax, Legacy/Columbus Villages, Series A, 5.00%, 9/01/37	1,000,000	1,182,660
Tustin CFD No. 07-1 Special Tax, Tustin Legacy/Retail Center, Refunding, Series A, 5.00%, 9/01/37	2,330,000	2,670,879
Tustin CFD No. 14-1 Special Tax,
Legacy/Standard Pacific, Series A, 5.00%, 9/01/40	750,000	854,625
Legacy/Standard Pacific, Series A, 5.00%, 9/01/45	1,000,000	1,135,330
Tustin USD,
CFD No. 06-1 Special Tax, Pre-Refunded, 5.75%, 9/01/30	1,000,000	1,047,980
CFD No. 06-1 Special Tax, Pre-Refunded, 6.00%, 9/01/40	3,000,000	3,151,320
University of California Revenue, Refunding, Series AO, 5.00%, 5/15/40	5,000,000	5,924,600
Upland CFD No. 2015-1 Special Tax, Sycamore Hills, Series A, 4.00%, 9/01/49	550,000	595,694
Val Verde USD Special Tax CFD No. 2014-1 Revenue, Legacy Properties, 4.00%, 9/01/48	1,000,000	1,080,750
  |  15

Franklin Municipal Securities Trust
Statement of Investments (unaudited)
Franklin California High Yield Municipal Fund (continued)
		Principal Amount	Value
	Municipal Bonds (continued)
	California (continued)
	Val Verde USD Special Tax Revenue,
	Refunding, 5.00%, 9/01/29	$3,200,000	$3,707,040
	Refunding, 5.00%, 9/01/37	2,000,000	2,269,360
	Vallejo RDA Tax Allocation, Housing Set-Aside, Refunding, Series A, 7.00%, 10/01/31	3,060,000	3,070,588
	Vernon Electric System Revenue, Series A, 5.50%, 8/01/41	7,500,000	8,069,700
	Victor Elementary School District CFD No. 2005-1 Special Tax, 5.00%, 9/01/46	1,385,000	1,633,178
	Victor Elementary School District GO, Election of 2008, Refunding, Series B, 5.00%, 8/01/42	5,455,000	6,385,896
	Victor Valley Community College District GO, Capital Appreciation, Election of 2002, Series C, zero cpn., 6/01/49	11,940,000	4,841,551
	Vista USD, GO, San Diego County, Election of 2018, Series A, 4.00%, 8/01/48	5,000,000	5,745,450
	Washington Township Health Care District Revenue,
	Refunding, Series B, 4.00%, 7/01/35	2,000,000	2,202,220
	Refunding, Series B, 4.00%, 7/01/36	1,900,000	2,084,015
	Series A, 5.50%, 7/01/38	2,890,000	2,987,248
	West Hollywood Community Development Commission Tax Allocation,
	East Side Redevelopment Project, Series A, 7.25%, 9/01/31	1,000,000	1,131,250
	East Side Redevelopment Project, Series A, 7.50%, 9/01/42	5,000,000	5,658,800
[a]	West Sacramento Special Tax CFD No. 29 Revenue,
	Port Towne Infrastructure, 5.00%, 9/01/37	860,000	1,018,790
	Port Towne Infrastructure, 5.00%, 9/01/49	1,000,000	1,165,660
	Woodland Finance Authority Water Revenue,
	6.00%, 3/01/36	1,000,000	1,069,120
	6.00%, 3/01/41	1,500,000	1,602,525
	Woodland Special Tax,
	CFD No. 2004-1, Capital Projects, Spring Lake, 5.00%, 9/01/44	1,575,000	1,823,803
	CFD No. 2004-1, Capital Projects, Spring Lake, 5.00%, 9/01/48	1,755,000	2,027,060
	Yorba Linda RDA Tax Allocation, Redevelopment Project, sub. lien, Series A, Pre-Refunded, 6.50%, 9/01/32	2,750,000	3,053,297
	Yucaipa Special Tax,
	CFD No. 98-1 Chapman Heights, Refunding, 5.00%, 9/01/26	1,000,000	1,069,300
	CFD No. 98-1 Chapman Heights, Refunding, 5.375%, 9/01/30	1,800,000	1,933,776
			2,739,183,157
	U.S. Territories 3.2%
	Guam 1.1%
	Government of Guam GO, Series A, Pre-Refunded, 7.00%, 11/15/39	5,000,000	5,058,550
	Guam Government Waterworks Authority Water and Wastewater System Revenue,
	5.00%, 1/01/46	13,000,000	14,789,450
	Pre-Refunded, 5.625%, 7/01/40	4,000,000	4,150,560
	Refunding, 5.00%, 7/01/36	1,755,000	2,059,229
	Refunding, 5.00%, 7/01/37	1,500,000	1,755,015
	Guam Power Authority Revenue, Refunding, Series A, 5.00%, 10/01/40	4,750,000	5,495,703
			33,308,507
	Northern Mariana Islands 0.2%
	Northern Mariana Islands Commonwealth Ports Authority Seaport Revenue, Senior Series A, 6.60%, 3/15/28	5,350,000	5,380,923
  |  16

Franklin Municipal Securities Trust
Statement of Investments (unaudited)
Franklin California High Yield Municipal Fund (continued)
		Principal Amount	Value
	Municipal Bonds (continued)
	U.S. Territories (continued)
	Puerto Rico 1.9%
[b]	Puerto Rico Electric Power Authority Power Revenue,
	Series E-2-RSA-1, zero cpn., 7/01/21	$1,768,493	$1,567,327
	Series A-4-RSA-1, zero cpn., 7/01/19	1,601,766	1,371,512
	Series A-RSA-1, 5.00%, 7/01/29	10,000,000	8,000,000
	Series A-RSA-1, 7.00%, 7/01/33	25,000,000	20,593,750
	Series A-RSA-1, 6.75%, 7/01/36	11,735,000	9,637,369
	Series A-RSA-1, 5.00%, 7/01/42	6,000,000	4,800,000
	Series A-RSA-1, 7.00%, 7/01/43	5,000,000	4,118,750
	Series B-4-RSA-1, zero cpn., 7/01/19	1,601,765	1,371,511
	Series E-1-RSA-1, zero cpn., 1/01/21	1,768,493	1,567,327
	Series E-3-RSA-1, zero cpn., 1/01/22	600,000	531,750
	Series E-4-RSA-1, zero cpn., 7/01/22	600,000	531,750
	Puerto Rico Industrial Tourist Educational Medical and Environmental Control Facilities Financing Authority Revenue, Cogeneration Facility, AES Puerto Rico Project, 6.625%, 6/01/26	4,500,000	4,618,125
			58,709,171
	Total U.S. Territories		97,398,601
	Total Municipal Bonds (Cost $2,481,391,476)		2,836,581,758
	Total Municipal Bonds before Short Term Investments (Cost $2,481,391,476)		2,836,581,758
	Short Term Investments 8.8%
	Municipal Bonds 8.8%
	California 8.8%
[c]	California State GO,
	Floating, Series A-2, LOC Bank of Montreal, Daily VRDN and Put, 0.95%, 5/01/33	35,625,000	35,625,000
	Kindergarten, Refunding, Series A3, LOC State Street Bank & Trust Co., Daily VRDN and Put, 1.07%, 5/01/34	36,140,000	36,140,000
	Kindergarten, Refunding, Series B3, LOC Citibank, Daily VRDN and Put, 1.07%, 5/01/34	2,540,000	2,540,000
	Kindergarten - University Public Education Facilities, Refunding, Series A1, LOC Citibank, Daily VRDN and Put, 0.97%, 5/01/34	5,400,000	5,400,000
	Series A-3, LOC Bank of Montreal, Daily VRDN and Put, 1.03%, 5/01/33	32,100,000	32,100,000
[c]	California State Municipal Finance Authority Revenue, Chevron USA Inc. Project, Recovery Zone Facility Bonds, Series B, Daily VRDN and Put, 1.26%, 11/01/35	2,505,000	2,505,000
[c]	California Statewide CDA Revenue, Rady Children’s Hospital-San Diego, Series B, LOC Wells Fargo Bank, Daily VRDN and Put, 1.15%, 8/15/47	3,600,000	3,600,000
[c]	Eastern Municipal Water District Water and Wastewater Revenue, Refunding, Series A, SPA Bank of America, Daily VRDN and Put, 1.15%, 7/01/46	7,450,000	7,450,000
[c]	Irvine Ranch Water District GO, ID, Consolidated, Series B, LOC Bank of America, Daily VRDN and Put, 1.07%, 10/01/41	12,975,000	12,975,000
  |  17

Franklin Municipal Securities Trust
Statement of Investments (unaudited)
Franklin California High Yield Municipal Fund (continued)
		Principal Amount	Value
	Short Term Investments (continued)
	Municipal Bonds (continued)
	California (continued)
[c]	Los Angeles Department of Water and Power Revenue,
	Power System, Refunding, Series A, Subseries A-4, SPA Bank of America, Daily VRDN and Put, 1.15%, 7/01/35	$7,800,000	$7,800,000
	Power System, Refunding, Series B, Subseries B-6, SPA TD Bank National Association, Daily VRDN and Put, 1.15%, 7/01/34	22,000,000	22,000,000
	Water System, Refunding, Series B, Subseries B-2, SPA Royal Bank of Canada, Daily VRDN and Put, 1.07%, 7/01/35	5,300,000	5,300,000
[c]	The Metropolitan Water District of Southern California Water Revenue,
	Refunding, Series B-3, SPA Citibank, Daily VRDN and Put, 1.15%, 7/01/35	31,000,000	31,000,000
	Special, Refunding, Series A-1, SPA Toronto Dominion Bank, Daily VRDN and put, 1.15%, 7/01/37	15,660,000	15,660,000
[c]	The Regents of the University of California Revenue,
	General, Refunding, Series AL, Daily VRDN and Put, 1.07%, 5/15/48	18,785,000	18,785,000
	General, Refunding, Series AL, Daily VRDN and Put, 1.23%, 5/15/48	25,100,000	25,100,000
[c]	University of California Revenue, General, Refunding, Series AL, Daily VRDN and Put, 1.15%, 5/15/48	4,800,000	4,800,000
	Total Short Term Investments (Cost $268,780,000)		268,780,000
	Total Investments (Cost $2,750,171,476) 101.7%		3,105,361,758
	Other Assets, less Liabilities (1.7)%		(52,425,037)
	Net Assets 100.0%		$3,052,936,721

See Abbreviations on page 24.
[a]Security purchased on a when-issued basis.
[b]Defaulted security or security for which income has been deemed uncollectible.
[c]Variable rate demand notes (VRDNs) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.
  |  18

Franklin Municipal Securities Trust
Statement of Investments, August 31, 2019 (unaudited)
Franklin Tennessee Municipal Bond Fund
	Principal Amount	Value
Municipal Bonds 99.5%
Tennessee 96.2%
Chattanooga Electric System Revenue, The Electric Power Board of Chattanooga, Refunding, Series C, 5.00%, 9/01/40	$2,750,000	$3,255,202
Chattanooga Health Educational and Housing Facility Board Revenue, Student Housing, CDFI Phase I LLC, University of Tennessee at Chattanooga Project, Refunding, 5.00%, 10/01/35	1,000,000	1,131,350
Chattanooga-Hamilton County Hospital Authority Hospital Revenue, Erlanger Health System, AGMC Insured, Pre-Refunded, 5.00%, 10/01/22	2,475,000	2,481,980
Clarksville Electric System Revenue,
Series A, Pre-Refunded, 5.00%, 9/01/34	2,000,000	2,078,540
Series A, Pre-Refunded, 5.00%, 9/01/35	3,185,000	3,310,075
Clarksville Water Sewer and Gas Revenue, Pre-Refunded, 5.00%, 2/01/38	3,000,000	3,393,540
Coffee County GO, Rural School, Refunding, 4.00%, 6/01/44	2,760,000	3,148,360
Columbia Waterworks System Revenue, 5.00%, 12/01/32	3,000,000	3,238,620
Gallatin Water and Sewer Revenue, Refunding and Improvement, 5.00%, 1/01/32	1,500,000	1,770,870
Germantown GO,
4.00%, 8/01/43	2,330,000	2,638,375
4.00%, 8/01/45	2,525,000	2,852,619
Harpeth Valley Utilities District of Davidson and Williamson Counties Revenue, Utilities, 5.00%, 9/01/44	4,400,000	5,048,032
Jackson Hospital Revenue,
Jackson-Madison County General Hospital, Refunding, 5.00%, 4/01/36	4,000,000	4,586,080
Jackson-Madison County General Hospital, Refunding, Series A, 5.00%, 4/01/41	2,370,000	2,883,958
Johnson City Health and Educational Facilities Board Hospital Revenue, Johnson City Medical Center Hospital, Improvement, Series C, NATL Insured, Pre-Refunded, 5.125%, 7/01/25	55,000	55,912
Kingsport IDB, MFHR, Model City Apartments Project, GNMA Secured, 5.50%, 7/20/39	2,995,000	2,996,587
Knox County First Utility District Water and Sewer Revenue, Pre-Refunded, 5.00%, 12/01/32	1,000,000	1,126,580
Knox County Health Educational and Housing Facility Board Hospital Revenue, Covenant Health, Refunding, Series A, 5.00%, 1/01/42	5,000,000	5,937,950
Knox County Health Educational and Housing Facility Board Revenue,
University Health System Inc., Refunding, 5.00%, 4/01/36	2,250,000	2,625,255
University Health System Inc., Refunding, 5.00%, 9/01/47	3,000,000	3,451,170
Knox-Chapman Utility District of Knox County Water and Sewer Revenue,
Pre-Refunded, 5.25%, 1/01/36	1,500,000	1,583,475
Refunding and Improvement, 4.00%, 1/01/40	4,000,000	4,256,080
Knoxville Wastewater System Revenue, Refunding, Series A, 4.00%, 4/01/42	5,000,000	5,331,300
Lawrenceburg PBA, GO, Electric System, Refunding, AMBAC Insured, 5.00%, 7/01/22	1,835,000	1,947,284
Loudon Water and Sewer Revenue,
Exempt Facility, Series A, 4.00%, 3/01/28	1,000,000	1,053,400
Exempt Facility, Series A, 5.00%, 3/01/32	1,300,000	1,393,197
Manchester GO, Refunding, AGMC Insured, 5.00%, 6/01/38	2,045,000	2,099,847
Maury County GO, Public Improvement, Refunding, 4.00%, 4/01/34	1,775,000	1,987,929
Memphis Electric System Revenue, 5.00%, 12/01/34	1,000,000	1,170,580
Memphis Gas System Revenue, 4.00%, 12/01/36	1,000,000	1,151,270
Memphis GO, General Improvement, Refunding, 5.00%, 5/01/36	4,135,000	4,374,747
Memphis-Shelby County Airport Authority Airport Revenue,
Refunding, Series B, 5.75%, 7/01/25	2,500,000	2,593,700
Refunding, Series D, 5.00%, 7/01/25	3,000,000	3,210,810
Series A, AGMC Insured, 5.00%, 7/01/35	5,000,000	5,142,450
Series A, AGMC Insured, 5.00%, 7/01/39	2,565,000	2,636,127
Quarterly Statement of Investments  |  See Notes to Statements of Investments.  |  19

Franklin Municipal Securities Trust
Statement of Investments (unaudited)
Franklin Tennessee Municipal Bond Fund (continued)
	Principal Amount	Value
Municipal Bonds (continued)
Tennessee (continued)
Memphis-Shelby County Sports Authority Inc. Revenue, Memphis Arena Project, Refunding, Series B, 5.375%, 11/01/29	$5,000,000	$5,033,950
Metropolitan Government of Nashville and Davidson County Electric System Revenue,
Series A, 5.00%, 5/15/36	3,500,000	3,720,395
Series A, 5.00%, 5/15/39	4,000,000	4,619,000
Series A, 5.00%, 5/15/42	3,000,000	3,679,770
Metropolitan Government of Nashville and Davidson County Health and Educational Facilities Board Revenue,
Vanderbilt University, Series A, Pre-Refunded, 5.50%, 10/01/29	3,500,000	3,511,658
Vanderbilt University Medical Center, Series A, 5.00%, 7/01/40	5,000,000	5,911,900
Metropolitan Government of Nashville and Davidson County Sports Authority Revenue,
Public Improvement, Ballpark Project, Series A, 5.00%, 8/01/38	3,000,000	3,373,800
Public Improvement, Ballpark Project, Series A, 5.00%, 8/01/43	2,075,000	2,326,843
Metropolitan Government of Nashville and Davidson County Water and Sewer Revenue, Green Bonds, Subordinate, Series A, 5.00%, 7/01/46	6,855,000	8,369,407
Metropolitan Nashville Airport Authority Revenue, Improvement, Series A, 5.00%, 7/01/45	4,000,000	4,639,520
Pigeon Forge IDB Revenue, Public Facility, 5.00%, 6/01/34	1,250,000	1,326,938
Rutherford County Health and Educational Facilities Board Revenue, Ascension Health Senior Credit Group, Series C, 5.00%, 11/15/40	10,000,000	10,071,800
Shelby County Health Educational and Housing Facility Board Revenue,
Educational Facilities, Rhodes College, 5.00%, 8/01/45	1,700,000	2,002,226
Educational Facilities, Rhodes College, Pre-Refunded, 5.50%, 8/01/40	5,000,000	5,403,400
Methodist Le Bonheur Healthcare, Series A, 5.00%, 5/01/36	4,000,000	4,877,800
Rhodes College, Refunding, 4.00%, 8/01/40	3,000,000	3,395,610
South Blount County Utility District Waterworks Revenue,
Improvement, AGMC Insured, Pre-Refunded, 5.00%, 12/01/33	315,000	317,942
Improvement, AGMC Insured, Pre-Refunded, 5.25%, 12/01/39	1,040,000	1,050,338
[a] Refunding, 4.00%, 12/01/35	700,000	823,284
[a] Refunding, 3.00%, 12/01/39	2,015,000	2,072,951
Refunding and Improvement, AGMC Insured, 5.00%, 12/01/33	685,000	691,480
Refunding and Improvement, AGMC Insured, 5.25%, 12/01/39	2,270,000	2,292,859
Tennessee HDA Residential Finance Program Revenue,
Issue 1C, 4.00%, 7/01/43	1,480,000	1,512,220
Issue 2, 3.85%, 7/01/42	1,985,000	2,145,984
Issue 3, 3.65%, 7/01/47	995,000	1,062,292
Issue 4, Refunding, 4.00%, 7/01/43	1,970,000	2,149,388
Tennessee HDA Revenue, Homeownership Program, Series 2C, 3.80%, 7/01/43	1,165,000	1,200,672
Tennessee State School Bond Authority Revenue,
Higher Educational Facilities Second Program, Refunding, Series B, 5.00%, 11/01/40	10,000,000	11,918,500
Higher Educational Facilities Second Program, Refunding, Series B, 5.00%, 11/01/45	5,000,000	5,919,600
West Knox Utility District Knox County Water and Sewer Revenue, Refunding and Improvement, 5.00%, 6/01/41	1,000,000	1,150,780
West Wilson Utility District of Wilson County Water Revenue,
Pre-Refunded, 5.00%, 6/01/33	3,000,000	3,198,000
Refunding and Improvement, 5.00%, 6/01/40	1,545,000	1,818,511
Wilson County GO, School, Series A, 4.00%, 4/01/42	5,000,000	5,510,300
		215,042,369
  |  20

Franklin Municipal Securities Trust
Statement of Investments (unaudited)
Franklin Tennessee Municipal Bond Fund (continued)
		Principal Amount	Value
	Municipal Bonds (continued)
	U.S. Territories 3.3%
	Guam 1.5%
	Guam Government Limited Obligation Revenue, Section 30, Series A, Pre-Refunded, 5.625%, 12/01/29	$3,205,000	$3,240,768
	Puerto Rico 1.8%
[b]	Puerto Rico Electric Power Authority Power Revenue, Series XX-RSA-1, 5.25%, 7/01/40	5,000,000	4,012,500
	Total U.S. Territories		7,253,268
	Total Municipal Bonds before Short Term Investments (Cost $210,284,846)		222,295,637
	Short Term Investments (Cost $2,200,000) 1.0%
	Municipal Bonds 1.0%
	Tennessee 1.0%
[c]	Shelby County Health Educational and Housing Facility Board Revenue, Methodist Le Bonheur Healthcare, Refunding, Series A, AGMC Insured, SPA US Bank National Association, Daily VRDN and Put, 1.38%, 6/01/42	2,200,000	2,200,000
	Total Investments (Cost $212,484,846) 100.5%		224,495,637
	Other Assets, less Liabilities (0.5)%		(1,054,049)
	Net Assets 100.0%		$223,441,588

See Abbreviations on page 24.
[a]Security purchased on a when-issued basis.
[b]Defaulted security or security for which income has been deemed uncollectible.
[c]Variable rate demand notes (VRDNs) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.
  |  21

Franklin Municipal Securities Trust
Notes to Statements of Investments (unaudited)
1.  ORGANIZATION
Franklin Municipal Securities Trust (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of two separate funds (Funds) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP).
2.  FINANCIAL INSTRUMENT VALUATION
The Funds’ investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Funds calculate the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Trust’s Board of Trustees (the Board), the Funds’ administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The Funds may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.
Debt securities generally trade in the over-the-counter market rather than on a securities exchange. The Funds’ pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.
The Funds have procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Funds primarily employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.
3.  CONCENTRATION OF RISK
Certain or all Funds invest a large percentage of their total assets in obligations of issuers within their respective state and U.S. territories. Such concentration may subject the Funds to risks associated with industrial or regional matters, and economic, political or legal developments occurring within those states and U.S. territories. Investing in Puerto Rico securities may expose the Funds to heightened risks due to recent adverse economic and market changes, credit downgrades and ongoing restructuring discussions. In addition, investments in these securities are sensitive to interest rate changes and credit risk of the issuer and may subject the Funds to increased market volatility. The market for these investments may be limited, which may make them difficult to buy or sell.
  |  22

Franklin Municipal Securities Trust
Notes to Statements of Investments (unaudited)
4.  FAIR VALUE MEASUREMENTS
The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Funds’ own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds’ financial instruments and are summarized in the following fair value hierarchy:
•	Level 1 – quoted prices in active markets for identical financial instruments
•	Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
At August 31, 2019, all of the Funds’ investments in financial instruments carried at fair value were valued using Level 2 inputs. For detailed categories, see the accompanying Statements of Investments.
5.  SUBSEQUENT EVENTS
The Funds have evaluated subsequent events through the issuance of the Statements of Investments and determined that no events have occurred that require disclosure.
  |  23

Franklin Municipal Securities Trust
Notes to Statements of Investments (unaudited)
Abbreviations
Selected Portfolio

ABAG	The Association of Bay Area Governments
AD	Assessment District
AGMC	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
BAM	Build America Mutual Assurance Co.
CDA	Community Development Authority/Agency
CFD	Community Facilities District
COP	Certificate of Participation
CRDA	Community Redevelopment Authority/Agency
CSD	Central School District
ETM	Escrow to Maturity
GNMA	Government National Mortgage Association
GO	General Obligation
HDA	Housing Development Authority/Agency
ID	Improvement District
IDB	Industrial Development Bond/Board
LOC	Letter of Credit
MFHR	Multi-Family Housing Revenue
NATL	National Public Financial Guarantee Corp.
PBA	Public Building Authority
PCFA	Pollution Control Financing Authority
PFA	Public Financing Authority
PFAR	Public Financing Authority Revenue
PUD	Public Utility District
RDA	Redevelopment Agency/Authority
SPA	Standby Purchase Agreement
UHSD	Unified/Union High School District
USD	Unified/Union School District

For additional information on the Funds’ significant accounting policies, please refer to the Funds’ most recent semiannual or annual shareholder report.
  |  24